Statement of Changes in Shareholders’ Equity - 4 months ended Dec. 31, 2020 - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Retained Earnings	Total
Balance at beginning at Aug. 18, 2020
Balance at beginning (in Shares) at Aug. 18, 2020
Issuance of Class B ordinary shares to sponsor		$ 719	24,281		25,000
Issuance of Class B ordinary shares to sponsor (in Shares)		7,187,500
Sale of 25,000,000 units, net of underwriting discounts and offering costs	$ 2,500		235,782,337		235,784,837
Sale of 25,000,000 units, net of underwriting discounts and offering costs (in Shares)	25,000,000
Sale of 4,666,667 private placement warrants			7,000,000		7,000,000
Forfeiture of founder shares		$ (94)	94
Forfeiture of founder shares (in Shares)		(937,500)
Class A ordinary shares subject to possible redemption	$ (2,375)		(237,586,443)		(237,588,818)
Class A ordinary shares subject to possible redemption (in Shares)	(23,753,855)
Net loss				(221,009)	(221,009)
Balance, at ending at Dec. 31, 2020	$ 125	$ 625	$ 5,220,269	$ (221,009)	$ 5,000,010
Balance, at ending (in Shares) at Dec. 31, 2020	1,246,145	6,250,000